SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated December 19, 2018
to the Class F Prospectus dated January 31, 2018, as amended on October 29, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Emerging Markets Equity Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to PanAgora Asset Management Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Qtron Investments LLC	Dmitri Kantsyrev, Ph.D., CFA	Since 2018	Partner, Portfolio Manager
	Ronald Hua, CFA	Since 2018	Partner, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Equity Fund," the text relating to PanAgora Asset Management Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Qtron Investments LLC: Qtron Investments LLC (Qtron), located at 50 Milk Street, 16th Floor, Boston, MA 02109, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to Qtron. Dr. Dmitri Kantsyrev cofounded Qtron with Mr. Ronald Hua in 2016. Prior to Qtron, Dr. Kantsyrev served as a director for PanAgora Asset Management's ("PanAgora") Dynamic Equity team and was a member of the firm's Operating Committee (2007-2016). Dr. Kantsyrev led portfolio management and research for the Dynamic Equity team's global, international, and emerging markets strategies. Prior to PanAgora, Dr. Kantsyrev pursued an academic career as a lecturer at the USC Marshall School of Business and Pepperdine University. Before his switch to finance, Dr. Kantsyrev was a research scientist at the University of Michigan Spin Physics Center. Dr. Kantsyrev holds a Ph.D. in Economics from the University of Southern California and M.S. degrees in Mathematical Finance and Physics. Dr. Kantsyrev is a CFA charterholder, has been published in the Journal of Portfolio Management, and has presented at conferences and seminars. Mr. Ronald Hua cofounded Qtron with Dr. Dmitri Kantsyrev in 2016. Prior to Qtron, Mr. Hua was a partner at Goldman Sachs Asset Management and served as chief investment officer in the Quantitative Investment Strategies Group (2011-2016). Before joining Goldman Sachs Asset Management, Mr. Hua served as the Chief Investment Officer of Equities at PanAgora where he oversaw Dynamic Equity products (2004-2011). Prior to PanAgora, Mr. Hua was a portfolio manager at Putnam Investments managing international and US small-cap funds (1994-2004). Before that, Mr. Hua was a quantitative research analyst at Fidelity Management and Research Company (1994-1999). Mr. Hua holds an M.B.A. and an M.S. in Computer Science from New York University. Mr. Hua is a CFA charterholder. Mr. Hua is on the editorial board of the Journal of Portfolio Management (JPM) and has been published in the JPM.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1195 (12/18)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated December 19, 2018
to the Class Y Prospectus dated January 31, 2018, as amended on October 29, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Emerging Markets Equity Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to PanAgora Asset Management Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Qtron Investments LLC	Dmitri Kantsyrev, Ph.D., CFA	Since 2018	Partner, Portfolio Manager
	Ronald Hua, CFA	Since 2018	Partner, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Emerging Markets Equity Fund," the text relating to PanAgora Asset Management Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Qtron Investments LLC: Qtron Investments LLC (Qtron), located at 50 Milk Street, 16th Floor, Boston, MA 02109, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to Qtron. Dr. Dmitri Kantsyrev cofounded Qtron with Mr. Ronald Hua in 2016. Prior to Qtron, Dr. Kantsyrev served as a director for PanAgora Asset Management's ("PanAgora") Dynamic Equity team and was a member of the firm's Operating Committee (2007-2016). Dr. Kantsyrev led portfolio management and research for the Dynamic Equity team's global, international, and emerging markets strategies. Prior to PanAgora, Dr. Kantsyrev pursued an academic career as a lecturer at the USC Marshall School of Business and Pepperdine University. Before his switch to finance, Dr. Kantsyrev was a research scientist at the University of Michigan Spin Physics Center. Dr. Kantsyrev holds a Ph.D. in Economics from the University of Southern California and M.S. degrees in Mathematical Finance and Physics. Dr. Kantsyrev is a CFA charterholder, has been published in the Journal of Portfolio Management, and has presented at conferences and seminars. Mr. Ronald Hua cofounded Qtron with Dr. Dmitri Kantsyrev in 2016. Prior to Qtron, Mr. Hua was a partner at Goldman Sachs Asset Management and served as chief investment officer in the Quantitative Investment Strategies Group (2011-2016). Before joining Goldman Sachs Asset Management, Mr. Hua served as the Chief Investment Officer of Equities at PanAgora where he oversaw Dynamic Equity products (2004-2011). Prior to PanAgora, Mr. Hua was a portfolio manager at Putnam Investments managing international and US small-cap funds (1994-2004). Before that, Mr. Hua was a quantitative research analyst at Fidelity Management and Research Company (1994-1999). Mr. Hua holds an M.B.A. and an M.S. in Computer Science from New York University. Mr. Hua is a CFA charterholder. Mr. Hua is on the editorial board of the Journal of Portfolio Management (JPM) and has been published in the JPM.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1196 (12/18)

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated December 19, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended on
April 19, 2018, July 9, 2018 and October 29, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, the reference to "PanAgora Asset Management Inc." is hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to PanAgora Asset Management Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

QTRON INVESTMENTS LLC—Qtron Investments LLC ("Qtron") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. Qtron is independent and 100% employee owned. Currently, co-founders Mr. Ronald Hua and Dr. Dmitri Kantsyrev are the only managing partners of the firm and share equal equity ownership.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Qtron

Compensation. SIMC pays Qtron a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between Qtron and SIMC. Qtron pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2018.

Qtron's compensation package for investment professionals consists of a competitive base salary (based on annual benchmarking study), a performance-based bonus, and equity incentives. The base salaries and performance bonus account for the majority of employees' remuneration. The performance bonus elements may comprise of cash and/or equity incentives at the discretion of the management team.

Ownership of Fund Shares. As of September 30, 2018, Qtron's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2018, in addition to the Emerging Markets Equity Fund, Qtron's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Dmitri Kantsyrev, Ph.D., CFA	0	$0	0	$0	4	$134
Ronald Hua, CFA	0	$0	0	$0	4	$134

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Emerging Markets Equity Fund, which may have different investment guidelines and objectives. In addition to the Emerging Markets Equity Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Qtron's management of the Emerging Markets Equity Fund and other accounts, which, in theory, may allow Qtron to allocate investment opportunities in a way that favors other accounts over the Emerging Markets Equity Fund. This conflict of interest may be exacerbated to the extent that Qtron or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Emerging Markets Equity Fund. Qtron (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Emerging Markets Equity Fund. To the extent a particular investment is suitable for both the Emerging

Markets Equity Fund and the other accounts, such investments will be allocated between the Emerging Markets Equity Fund and the other accounts in a manner that Qtron determines is fair and equitable under the circumstances to all clients, including the Emerging Markets Equity Fund.

To address and manage these potential conflicts of interest, Qtron has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

In addition, under the same heading, the sub-heading titled "PanAgora" and the paragraphs thereunder are hereby deleted.

There are no other changes to the portfolio management of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1197 (12/18)